Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of information about receivables

	2022 US$m	2021 US$m

(a) Receivables (current)
Trade receivables 1	1,067	152
Other receivables 1	381	123
Loans receivable	76	75
Lease receivables	35	18
Interest receivable	19	-

	1,578	368

(b) Receivables (non-current)
Other receivables	75	-
Loans receivable	724	627
Lease receivables	46	26
Defined benefit plan asset	-	33

	845	686

1.	Interest-free and settlement terms are usually between 14 and 30 days.